SECURITIES PURCHASE AGREEMENT, DERIVATIVE LIABILITIES, AND WARRANT (Details 2) - USD ($)	3 Months Ended				6 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Dec. 31, 2019
Securities Purchase Agreement Derivative Liabilities And Warrant
Fair value at beginning	$ 485,521	$ 627,018	$ 361,152	$ 217,806	$ 148,628
Change in fair value of embedded conversion features of debenture included in earnings	(307,585)	(202,443)	(69,051)	(39,725)
Embedded conversion option liability recorded in connection with the issuance of debenture	$ 166,088	$ 468,309	$ 212,397	$ 108,903	$ 148,628